Trade and Other Receivables - Schedule of Movement in Trade and Other Receivables for Expected Credit Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Trade Receivables
Statement Line Items [Line Items]
Allowance for credit loss, beginning of period	$ 41,335	$ 10,193
Impact of adoption of IFRS 9		18,050
Charged to operations	103,109	60,208
Unwinding of expected credit loss (included in finance income)	(9,807)	(13,227)
Reversal of expected credit loss (included in other gains/(losses))	(10,382)	(20,698)
Bad debts	(6,743)	(13,031)
Translation adjustment	(5,189)	(160)
Allowance for credit loss, end of period	112,323	41,335
Other Receivables
Statement Line Items [Line Items]
Allowance for credit loss, beginning of period	447
Impact of adoption of IFRS 9		447
Charged to operations		7,284
Unwinding of expected credit loss (included in finance income)
Reversal of expected credit loss (included in other gains/(losses))
Bad debts		(7,284)
Translation adjustment	(46)
Allowance for credit loss, end of period	401	447
Total Receivables
Statement Line Items [Line Items]
Allowance for credit loss, beginning of period	41,782	10,193
Impact of adoption of IFRS 9		18,497
Charged to operations	103,109	67,492
Unwinding of expected credit loss (included in finance income)	(9,807)	(13,227)
Reversal of expected credit loss (included in other gains/(losses))	(10,382)	(20,698)
Bad debts	(6,743)	(20,315)
Translation adjustment	(5,189)	(160)
Allowance for credit loss, end of period	$ 112,770	$ 41,782